Shareholder Report, Holdings (Details)	May 31, 2025
C000005581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005581 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000005581 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000005581 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005581 [Member] | U S Treasury Notes 1 88 02 28 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005581 [Member] | U S Treasury Notes 1 88 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005581 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005581 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Total Investments		[1]
C000005581 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[1]
C000005581 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000005581 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[1]
C000005581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
C000005581 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000005581 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000005581 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000005578 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000005578 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000005578 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000005578 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000005578 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000005578 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000005578 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005578 [Member] | U S Treasury Notes 1 88 02 28 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005578 [Member] | U S Treasury Notes 1 88 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005578 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005578 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Total Investments		[2]
C000005578 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[2]
C000005578 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000005578 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[2]
C000005578 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[2]
C000005578 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000005578 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000005578 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000005580 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005580 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005580 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000005580 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005580 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000005580 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000005580 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000005580 [Member] | U S Treasury Notes 1 88 02 28 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000005580 [Member] | U S Treasury Notes 1 88 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000005580 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000005580 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Total Investments		[3]
C000005580 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[3]
C000005580 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
C000005580 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[3]
C000005580 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[3]
C000005580 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000005580 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000005580 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000199764 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000199764 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000199764 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000199764 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000199764 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000199764 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000199764 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000199764 [Member] | U S Treasury Notes 1 88 02 28 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000199764 [Member] | U S Treasury Notes 1 88 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000199764 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000199764 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Total Investments		[4]
C000199764 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[4]
C000199764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[4]
C000199764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[4]
C000199764 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[4]
C000199764 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000199764 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000199764 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000005582 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000005582 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000005582 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000005582 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005582 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005582 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000005582 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005582 [Member] | U S Treasury Notes 1 88 02 28 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005582 [Member] | U S Treasury Notes 1 88 02 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005582 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005582 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Total Investments		[5]
C000005582 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[5]
C000005582 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[5]
C000005582 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[5]
C000005582 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[5]
C000005582 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000005582 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000005582 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.